Related Party Transactions (Details)	Dec. 31, 2013
Shandong Baorui [Member]
Related Party Transaction [Line Items]
Ownership percentage	22.10%
Shenghong Group [Member]
Related Party Transaction [Line Items]
Ownership percentage	90.00%
Weifang Neo-Luck Group [Member]
Related Party Transaction [Line Items]
Ownership percentage	59.00%
Weifang Dongfang State-Owned Assets Management Co Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	65.45%
Shandong Fuwei [Member]
Related Party Transaction [Line Items]
Ownership percentage	10.00%